Exhibit 99.05 Schedule 7

Loan Number	Seller Loan Number	Servicer Loan ID	Primary Servicer	Acquisition Pool Description	Valuation Report	Date completed	Address	Bal Orig	Purchase Price	Appraisal Value	Was the subject condition rated appropriately?	Were the selected comparables within the subject property range?	Were any of the selected comparables aged sales?	Is the value within market value range?	Was any external obsolescence observed?	Was any deferred maintenance observed and not notated in the appraisal?	Was the subject property sold within the last 12 months?	Was there comps that may have been more representative to the subject property that were not selected?	Risk of Overvaluation	Review Value	% of OA	Notes
4000136424	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx		xxxxxx	xxxxxx	No	Yes	No	Yes	No	Yes	No	No	No	xxxxxx	0%	The OA purpose is listed for purchase with a contract price of $xxxxxx. The appraiser classified the subject and comparables all as C3, which is found to be incorrect based on xxxxxxdata and review of the photos. The subject is C4 condition with exterior and interior deferred maintenace issues. The reviewer still agrees with the OA value based on adjustments for condition differences and was able to locate supplemental sales to support this value as well. Reviewer concludes $xxxxxx.
4000134322	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx		xxxxxx	xxxxxx	Yes	Yes	Yes	Yes	No	No	No	No	No	xxxxxx	0%	The OA reports the purpose for purchase and the subject is under contract at $xxxxxx. All comps from the appraisal were adjusted upwards, primarily due to the subject's finished below grade living area that the comps $xxxxxxed. The OA accurately set the condition rating at C4, where xxxxxx classified it as C3.3, reviewer agrees with the OA that the subject is in C4 condition and is in need of updates to achieve a C3 rating. Reviewer was able to locate 2 very proximate sales from the immediate neighborhood, however they are both in far superior condition to the subject and sold for much higher than the reported contract price, suggesting an updated property will achieve a much higher price in the current $xxxxxt. Based on the subject's inferior condition and supplemental sales that are similar in condition and within 1 mile of the subject property, reviewer agrees with the OA at $xxxxxx.
4000128941	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx		xxxxxx	xxxxxx	Yes	Yes	No	Yes	No	No	No	No	No	xxxxxx	15%	OA was encrypted and unable to be ingensted by xxxxxx, manual review performed, along with xxxxxx photos from previous sale in xxxxxx. Appraisal purpose was listed for purchase with a contract price of $xxxxxx. Reviewer agrees with the OA at $xxxxxx, no additional comparables discovered to disagree with the OA value.
4000135248	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx		xxxxxx	xxxxxx	Yes	Yes	No	Yes	No	No	No	No	No	xxxxxx	0%	The OA purpose is listed for purchase with a contract price of $xxxxxx. The appraisers comparables are recent and similar to the subject property, and the reviewer also located additional sales from the immediate area that support the contract price. Reviewer concludes inline with the contract price of $xxxxxx.
4000133390	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx		xxxxxx	xxxxxx	No	Yes	No	Yes	No	No	No	No	No	xxxxxx	0%	The appraisal purpose is listed for purchase with a contract price of $xxxxxx. It is noted that the appraiser classified the subject as C4 condition, but also classified the 2 of the 3 primary sold comps also in C4, where xxxxxx data and visual review deems C3 to be more appropriate for the subject and comparables. This difference has no impact on the final value opinion, and the reviewer agrees with the OA and is concluding $xxxxxx.
4000134541	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx		xxxxxx	xxxxxx	Yes	No	No	No	No	No	No	No	Yes	xxxxxx	0%	The subject property is inferior in condition to the majority of recent sales located in the $xxxxxxet. The OA accounted for this with adjustments, but they do not appear sufficient to account for the repairs necessary to bring the subject property up to par in terms of condition. Comp 4 was located by the reviewer that sold for $xxxxxx, with superior GLA and superior bathroom condition to the subject. Reviewer concludes $xxxxxx, inline with the contract price.
4000135423	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx		xxxxxx	xxxxxx	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	0%	The subject property was not located in xxxxxx. Searching additional online resources such as xxxxxx and Homes.com, the reviewer was able to locate the address, however none of the photos line up with the appraisal and appear to be two different homes. Reviewer's assumption is that the photos on xxxxxx and xxxxxx are of a model home and not the actual subject property, but that the appraiser $xxxxxx inspected and appraised the correct home, but no way to validate that assumption. The subject is new construction and located in xxxxxx, which is notorious for limited or mismatching data. Reviewer is unable to complete this review based on the scope of $xxxxxx for the product. Here are $xxxxxxs to xxxxxx and xxxxxx for referencexxxxxx AND xxxxxx
4000131554	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx		xxxxxx	xxxxxx	Yes	Yes	Yes	Yes	No	No	Yes	Yes	No	xxxxxx	0%	The appraisal provided was encrypted, which xxxxxx does not currently support, so the images were not extracted but were reviewed by the reviewer and reflect mid-construction with the majority of the finishes still needing to be compelted. Per the appraisal, the subject is noted to be mid-construction, however the appraisal was completed as "subject to" and noted to be in C1 condition assuming completion per plans and specs, the reviewer is $xxxxxx the same approach. The purpose of the appraisal is for purchase and the reviewer is assuming this transaction closed, however no online resources confirm the transaction as of xx/xx/xxxx. While the comps selected by the appraiser are reasonable and supportive of the appraised value, reviewer found 3 more recent transactions in the immediate neighborhood that support a higher value. Reviewer concludes $xxxxxx based on comp 2 with a slight upward adjustment for the subject's superior GLA.
4000135708	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx		xxxxxx	xxxxxx	Yes	Yes	No	Yes	No	No	No	No	Yes	xxxxxx	-6%	The OA purposes is reported for purchase with a contract price of $xxxxxx. The OA reports a title transfer for the subject in xx/xx/xxxx, however the reviewer is unable to verify this to be an actual sale as xxxxxxnot xxxxxx report any sale for the subject in the past 12 months. The OA comparables are reasonable and the reviewer was able to locate additional comps to support the OA value that were closer in proximity to the subject. Reviewer sees no reason to value above the contract price and concludes slightly below the OA at $xxxxxx.
4000134282	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx		xxxxxx	xxxxxx	Yes	Yes	No	Yes	No	No	No	Yes	No	xxxxxx	0%	The OA purpose is listed for purchase with a contract price of $xxxxxx. The appraiser selected appropriate comparables, however went further in distance from the subject that preferred in this area. Reviewer was able to locate 3 additional comparables that were closer to the subject's location that also support the appraised value of $xxxxxx. Reviewer agrees with the OA.
4000131168	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx		xxxxxx	xxxxxx	Yes	Yes	Yes	Yes	No	No	No	No	No	xxxxxx	-1%	The OA purpose is reported for purchase with a contract price of $xxxxxx. The appraiser went further $xxxxxx in time than preferred, however the comps selected are appropriate and reflective of the subject property. Reviewer was able to locate two additional sales that were both more recent and proximate than the appraiser selected comparables, however they also support the value of $xxxxxx.
4000134473	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx		xxxxxx	xxxxxx	Yes	Yes	No	Yes	No	No	No	No	No	xxxxxx	N/A	The purpose of the OA is listed as purchase at a contract price of $xxxxxx. OA concluded $xxxxxx accurately. Reviewer confirmed the selected comparables, but they were more distant that supplemental comps located in xxxxxx. Reviewer located two addition recent and proximate comps, along with 1 more proximate but slightly dated comp that strongly support the OA's conclusion of $xxxxxx.
4000133417	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx			xxxxxx	Yes	Yes	Yes	Yes	No	No	No	No	No	xxxxxx	-1%	Appraisal reports the purpose to be for refinance. The appraiser selected the most appropriate comparables for the subject property, however there are sales in the area selling for lower but they are deemed irrelevant by the reviewer. The $xxxxxxtop review agrees with the appraisal value of $xxxxxx.
4000135198	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx			xxxxxx	Yes	Yes	No	Yes	No	No	No	No	No	xxxxxx	0%	Appraisal was unable to be uploaded to xxxxxx, manual review performed. The purpose of the appraisal was listed as a refinance. Reviewer agrees with the comparable selection and also located additional comps in the immediate area to support the conclusion of $xxxxxx.
4000136550	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx			xxxxxx	Yes	Yes	No	Yes	No	No	No	Yes	No	xxxxxx	0%	The OA purposes is reported for refinance. The appraisal PDF is encrypted and is unable to be read by xxxxxx, manual review of the OA was performed to confirm the subject's condition and confirmed to match the OA at C3. Reviewer was able to locate similar sales that were closer in proximity than the OA comps, however they also support the value conclusion provided in the appraisal. Reviewer concludes at $xxxxxx, inline with the OA.